STOCK-BASED COMPENSATION	12 Months Ended
Dec. 31, 2011
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
STOCK-BASED COMPENSATION
STOCK-BASED COMPENSATION

Management Equity Incentive Plan

We adopted a management equity incentive plan (the “Incentive Plan”) via approval of the Bankruptcy Court, effective as of August 31, 2010, under which 9.5% of the equity of the reorganized Company authorized pursuant to the Plan, on a fully-diluted basis, is reserved for issuance as equity-based awards to management and employees, and 0.5% of such equity, on a fully-diluted basis, is reserved for issuance to directors of the reorganized Company. The Incentive Plan enables us to grant stock options, stock appreciation rights, stock awards, cash awards and performance awards.

We reserved 2.2 million shares of common stock for use in connection with the Incentive Plan and as of December 31, 2011, there were 0.8 million shares remaining for future issuance.  By no later than the fifth anniversary of the Effective Date, all shares of common stock reserved for issuance under the Incentive Plan are required to be subject to an outstanding award or to have been delivered pursuant to the settlement of an award.  Within thirty days following the Effective Date, thirty-five percent of the shares of common stock available for delivery pursuant to awards were required to be allocated to employee awards.  No more than five percent of the shares of Common Stock available for delivery pursuant to awards were to be allocated to director awards.  Each participant who receives an award in the form of restricted stock units will also concurrently receive an award for an equal amount of incentive restricted stock units (which represent the right to receive 0.35020 of a share of common stock upon satisfaction of certain criteria).

Predecessor Incentive Plans

Our 2001 Employee Incentive Plan and 2008 Incentive Plan were cancelled as part of our Plan on August 31, 2010. These predecessor plans enabled us to grant nonqualified and incentive options, restricted stock, stock appreciation rights and other long-term incentive awards to our employees and nonemployee directors (except that none of our officers or directors were eligible to participate in our 2001 Plan), and in the case of the 2001 Employee Incentive Plan, also to nonemployee consultants and other independent contractors who provided services to us. Option grants under these plans generally vested either over a four-year period or, in the case of option grants to non-employee directors, six months from the grant.

Stock-Based Compensation

Under authoritative accounting guidance, share-based compensation cost is measured at the grant date based on the calculated fair value of the award. The expense is recognized over the employee’s requisite service period, generally the vesting period of the award. We have elected to use the long-form method of determining our pool of windfall tax benefits as prescribed under authoritative accounting guidance.

For the year ended December 31, 2011, we recognized stock-based compensation expense related to restricted stock, restricted stock units and stock options of approximately $2.1 million. For the four month period ended December 31, 2010, we recognized stock-based compensation expense related to restricted stock units and stock options of approximately $0.3 million. For the eight month period ended August 31, 2010, we recognized stock-based compensation expense related to restricted stock and stock options of approximately $1.1 million. Stock-based compensation expense is reflected in selling, general and administrative expenses in our consolidated statements of operations.

As of December 31, 2011 and 2010, there was approximately $5.0 million and $3.3 million, respectively, of unrecognized compensation cost related to restricted stock awards and stock options which we expect to recognize over a weighted average period of approximately three years.

Restricted Stock Units

Since August 31, 2010, we issued restricted stock units under our incentive compensation plan that generally vest over three years on a quarterly basis. The restricted stock units are subject to restrictions on transfer and certain conditions to vesting. During the restriction period, the holders of restricted stock units are not entitled to vote and receive dividends on those restricted units as the restricted stock units do not represent outstanding shares of our common stock.

Restricted stock unit activity from the Effective Date though December 31, 2011 was as follows (shares in thousands):

	Number of Units	Weighted-Average Grant Date Fair Value
Unvested restricted stock units outstanding at August 31, 2010	—	$—
Granted	412	8.00
Vested	—	—
Canceled	(6)	8.00
Unvested restricted stock units outstanding at December 31, 2010	406	$8.00
Granted	6	9.11
Vested	(164)	8.01
Canceled	(82)	8.00
Unvested restricted stock units outstanding at December 31, 2011	166	$8.03

There was an equivalent number of incentive restricted stock units issued during the four month period ended December 31, 2010 which represent the right to receive 0.35020 of a share of common stock upon satisfaction of certain criteria. The fair value of our restricted stock units was determined based upon the stock price of our common stock on the date of grant. Compensation expense associated with awards of restricted stock units was $1.4 million and $0.3 million for the year ended December 31, 2011 and the four months ended December 31, 2010, respectively.

Restricted Stock

During the year ended December 31, 2011, we issued restricted stock under our incentive compensation plan. The restricted stock is subject to restrictions on transfer and certain conditions to vesting. The restricted stock either vest over four years or vest upon our stock price reaching certain thresholds. During the restriction period, the holders of restricted stock are entitled to vote and receive dividends. The restricted stock represent outstanding shares of our common stock.

Restricted stock activity for the year ended December 31, 2011 was as follows (shares in thousands):

	Number of Shares	Weighted-Average Grant Date Fair Value
Unvested restricted stock outstanding at December 31, 2010	—	$—
Granted	836	4.87
Vested	(86)	6.00
Canceled	—	—
Unvested restricted stock outstanding at December 31, 2011	750	$4.74

The fair value of restricted stock subject only to vesting restrictions was determined based upon the stock price of our common stock on the date of grant. The fair value of restricted stock subject to our common stock reaching certain thresholds was determined utilizing a Monte Carlo financial valuation model which is appropriate for path-dependent options. Compensation expense determined utilizing the Monte Carlo simulation will be recognized regardless of whether the common stock reaches the defined thresholds. Compensation expense associated with awards of restricted stock under our incentive compensation plans was $0.6 million for the year ended December 31, 2011.

Predecessor Restricted Stock

We issued restricted stock awards under our predecessor incentive compensation plans prior to the Effective Date. These awards vested over specified periods of time, generally four years. The shares of restricted common stock were subject to restrictions on transfer and certain conditions to vesting. During the restriction period, the holders of restricted shares were entitled to vote and receive dividends, if any, on those shares.

Compensation expense associated with awards of restricted stock under our predecessor incentive compensation plans was $1.0 million for the eight month period ended August 31, 2010 and $2.1 million in 2009.

Stock Options

Proceeds from the exercise of stock options are credited to common stock at par value, and the excess is credited to additional paid-in capital. We estimated the fair value of each of our stock option awards on the date of grant using a Black-Scholes option pricing model. We determined the expected volatility using the historical and implied volatilities of a peer group of companies given the limited trading history of our successor common stock. For each option awarded, the risk-free interest rate was based on the U.S. Treasury yield in effect at the time of grant for periods corresponding with the expected life of the option. The expected life of an option represents the weighted average period of time that an option grant is expected to be outstanding, giving consideration to its vesting schedule and historical exercise patterns. The significant weighted-average assumptions relating to the valuation of our stock options were as follows:

Four Month Period Ended December 31, 2010
Dividend yield	0.0%
Volatility rate	40%
Risk-free interest rate	2.01%
Expected option life (years)	4-7

The stock option grants in 2011 were not material. We granted approximately 245,000 stock options during the four month period ended December 31, 2010. Compensation expense related to stock options was approximately $0.1 million during the year ended December 31, 2011 and approximately $30,000 during the four month period ended December 31, 2010. Stock option activity information for the year ended December 31, 2011 was as follows (shares in thousands):

	Number of Shares Underlying Options	Weighted-Average Exercise Price
Options outstanding at December 31, 2010	240	$17.23
Granted	5	17.23
Exercised	—	—
Canceled	(67)	17.23
Options outstanding at December 31, 2011	178	$17.23
Options exercisable at December 31, 2011	88	$17.23

The aggregate intrinsic value of outstanding options and exercisable options at December 31, 2011 was zero. The weighted average remaining contractual term for outstanding options at December 31, 2011 was approximately nine years. The total fair value of options vested was $0.1 million in 2011. There were no options that vested during the four-month period ended December 31, 2010.

Stock option information related to the nonvested options for the year ended December 31, 2011 was as follows (shares in thousands):

	Number of Shares Underlying Options	Weighted-Average Grant Date Fair Value
Nonvested options outstanding at December 31, 2010	240	$1.46
Granted	5	2.01
Vested	(88)	1.46
Canceled	(67)	1.46
Nonvested options outstanding at December 31, 2011	90	$1.48

Predecessor Stock Options

We estimated the fair value of each of our stock option awards granted under predecessor plans on the date of grant using a Black-Scholes option pricing model. We determined the expected volatility using our common stock’s historic volatility. For each option awarded, the risk-free interest rate was based on the U.S. Treasury yield in effect at the time of grant for periods corresponding with the expected life of the option. The expected life of an option represents the weighted average period of time that an option grant was expected to be outstanding, giving consideration to its vesting schedule and historical exercise patterns.

There were no grants of stock options for the eight month period ended August 31, 2010. We granted 464,000 stock options for the year ended December 31, 2009. Compensation expense related to stock options was approximately $0.1 million for the eight month period ended August 31, 2010 and $0.2 million in 2009.